Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Text block [Abstract]
Schedule of Intangibles Assets
a)	Composition of intangibles assets as of December 31, 2021 and 2020 is as follows:

		Average
		Remaining	Net assets as			Net assets as
	Useful	amortization	of January 1,	Gross	Accumulated	of December
Concept	life years	years	2021	balance	amortization	31, 2021
			MCh$	MCh$	MCh$	MCh$
Computer equipment system or software	6	4	126,663	247,166	(119,789)	127,377
IT projects and licenses	6	1	12,830	16,826	(2,158)	14,668
Assets generated in business combination			578,503	681,556	(124,748)	556,808
Goodwill			492,512	492,512	—	492,512
Trademarks	10	4	26,794	51,037	(29,346)	21,691
Customer relationship	12	4	13,845	26,371	(15,163)	11,208
Core deposits	9	2	45,352	111,636	(80,239)	31,397
Other projects	10	3	687	4,055	(3,564)	491
Totals			718,683	949,603	(250,259)	699,344

		Average
		Remaining	Net assets as			Net assets as
	Useful	amortization	of January 1,	Gross	Accumulated	of December
Concept	life years	years	2020	balance	amortization	31, 2020
			MCh$	MCh$	MCh$	MCh$
Computer equipment system or software	5	4	179,743	221,070	(94,407)	126,663
IT projects and licenses	2	2	5,192	13,484	(654)	12,830
Assets generated in business combination			1,388,302	681,556	(103,053)	578,503
Goodwill	—	—	1,151,019	492,512	—	492,512
Trademarks	10	5	31,898	51,037	(24,243)	26,794
Customer relationship	10	5	63,317	26,371	(12,526)	13,845
Core deposits	8	3	142,068	111,636	(66,284)	45,352
Other projects	10	4	1,196	4,055	(3,368)	687
Totals			1,574,433	920,165	(201,482)	718,683

Schedule of Movement of Intangible Assets
b)	Movements on gross balances of intangible assets as of December 31, 2021 and 2020 are as follows:

	Computer		Assets
	equipment		generated in
	system or	IT projects	business
	software	and licenses	combination	Goodwill	Other projects	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Opening balances as of January 1, 2021	221,070	13,484	189,044	492,512	4,055	920,165
Additions	29,492	9,132	—	—	—	38,624
Disposals	(8,856)	(5,972)	—	—	—	(14,828)
Exchange differences	1,042	182	—	—	—	1,224
Others	4,418	—	—	—	—	4,418
Ending balances as of December 31, 2021	247,166	16,826	189,044	492,512	4,055	949,603

	Computer		Assets
	equipment		generated in
	system or	IT projects	business
	software	and licenses	combination	Goodwill	Other projects	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Opening balances as of January 1, 2020	314,200	33,352	393,748	1,151,019	4,055	1,896,374
Additions	43,747	12,002	—	—	—	55,749
Disposals	(47,746)	(8,388)	—	—	—	(56,134)
Impairment (1) (2) (3)	(67,363)	(32,334)	(195,596)	(651,825)	—	(947,118)
Reclassifications	(9,752)	9,752	—	—	—	—
Exchange differences	(12,016)	(900)	(9,108)	(6,682)	—	(28,706)
Ending balances as of December 31, 2020	221,070	13,484	189,044	492,512	4,055	920,165
(1)	Impairment loss on "Computer equipment software or system" and "IT projects and licenses" was recorded due to the systems integration; mainly due to the derecognition of the systems from Corpbanca. Impairment on Computer equipment system or software recorded in the Chile CGU had a net effect of Ch$31,426 million (Ch$59,525 million on the gross value of the asset and Ch$28,099 million on accumulated amortization). Impairment on System and software recorded in the Colombia CGU had a net effect of Ch$4,325 million (Ch$7,838 million on the gross value of the asset and Ch$3,513 million). Finally, impairment on IT projects and licenses recorded in the Chile CGU had a net effect of Ch$3,098 million (Ch$32,334 million gross value of the asset and Ch$29,236 million in accumulated amortization).
(2)	Impairment loss on intangible assets generated in business combinations recorded in the Colombia CGU had a net effect of Ch$113,911 million (Ch$195,596 million on the gross value of the asset and Ch$81,685 million on accumulated amortization). (, which is broken down between an effect on the gross balance of and an effect on the accumulated amortization of. Itaú Corpbanca Colombia recognized an impairment for the gross value of the asset of Ch$193,761 million and Ch$80,623 million in accumulated amortization, generating a loss effect of Ch$113,138 million, as a result. Itaú Corredor de Seguro Colombia recognized an impairment for the gross asset value of Ch$1,835 million and Ch$1,062 million in accumulated amortization, generating a loss effect of Ch$773 million.
(3)	Goodwill impairment was allocated between the Chile CGU in Ch$412,356 million and the Colombia CGU in Ch$239,469 million. See additional disclosures in Note 32.

Schedule of Movements of Accumulated Amortization of Intangible Assets
c)	Movements on accumulated amortization of intangible assets for the years ended December 31, 2021 and 2020 are as follows:

	Computer		Assets
	equipment		generated in
	system or	IT projects	business
	software	and licenses	combination	Other projects	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$
Opening balances as of January 1, 2021	(94,407)	(654)	(103,053)	(3,368)	(201,482)
Amortization for the year	(32,461)	(1,439)	(21,695)	(196)	(55,791)
Exchange differences	(929)	(65)	—	—	(994)
Others	8,008	—	—	—	8,008
Ending balances as of December 31, 2021	(119,789)	(2,158)	(124,748)	(3,564)	(250,259)

	Computer		Assets
	equipment		generated in
	system or	IT projects	business
	software	and licenses	combination	Other projects	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$
Opening balances as of January 1, 2020	(134,457)	(28,160)	(156,465)	(2,859)	(321,941)
Amortization for the year	(40,632)	(1,748)	(31,736)	(509)	(74,625)
Disposals	44,490	—	—	—	44,490
Impairment (1) (2)	31,612	29,236	81,685	—	142,533
Exchange differences	4,580	18	3,463	—	8,061
Ending balances as of December 31, 2020	(94,407)	(654)	(103,053)	(3,368)	(201,482)
(1)	Impairment loss on "Computer equipment software or system" and "IT projects and licenses" was recorded due to the systems integration; caused by the usage discontinuation of the Corpbanca systems. Impairment on Computer equipment system or software recorded in the Chile CGU had a net effect of loss Ch$31,426 million (Ch$59,525 million on the gross value of the asset and Ch$28,099 million on accumulated amortization). Impairment on System and software recorded in the Colombia CGU had a net effect of Ch$4,325 million (Ch$7,838 million on the gross value of the asset and Ch$3,513 in accumulated amortization). Finally, impairment on IT projects and licenses recorded in the Chile CGU had a net effect of Ch$3,098 million (Ch$32,334 million on the gross asset value of and Ch$29,236 million in accumulated amortization).
(2)	Impairment loss on intangible assets generated in business combinations recorded in the Colombia CGU had a net effect of Ch$113,911 million (Ch$195,596 million on the gross value of the asset and Ch$81,685 million on the accumulated amortization).